Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	201 8	201 7
FHLB short-term borrowings:
Average balance outstanding	$9,745	$8,654
Maximum amount outstanding at any month-end during the period	10,000	11,500
Balance outstanding at end of period	9,000	10,000
Average interest rate during the period	2.02%	1.17%
Weighted average interest rate at end of period	2.62%	1.54%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 201 8		December 31, 201 7
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2018	$--	-%	$3,000	1.46%
2019	3,000	1.86	3,000	1.86
2020	2,000	2.00	2,000	2.00
2021	3,000	2.05	3,000	2.05
2022	3,000	2.18	3,000	2.18
2023	3,000	2.33	3,000	2.33
2024	1,000	2.54	1,000	2.54
Total FHLB long-term debt	$15,000	2.12%	$18,000	2.01%